Acquisitions	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
On June 11, 2012, Molycorp completed the acquisition of all of the outstanding equity of Molycorp Canada's predecessor company pursuant to the terms of an arrangement agreement (the "Arrangement Agreement") for an aggregate purchase price of approximately $1,192.3 million. Pursuant to the Arrangement Agreement, Molycorp Canada's former shareholders elected to receive: (a) cash consideration equal to Canadian dollars ("Cdn") $11.30 per share of Molycorp Canada's predecessor company's common stock; or (b) share consideration of 0.4242 shares of Molycorp common stock or 0.4242 shares (the "Exchangeable Shares") issued by MCP Exchangeco Inc., Molycorp's wholly-owned Canadian subsidiary, which are exchangeable for shares of Molycorp's common stock on a one for one basis, per each share of Molycorp Canada's predecessor company's common stock; or (c) a combination of cash and shares of Molycorp common stock or Exchangeable Shares, all subject to the proration mechanics set forth in the Arrangement Agreement.
The consideration paid to Molycorp Canada's former shareholders was comprised of approximately $908.2 million in cash, exclusive of realized losses on the contingent forward contract to purchase $870.0 million Canadian dollars, accounted for as a separate transaction apart from the business combination, as further discussed in Note 25. Additionally, 13,545,426 shares of Molycorp common stock and 507,203 Exchangeable Shares were issued and collectively valued at $284.1 million based on the closing price of the Company's common stock on the acquisition date in accordance with the relevant accounting guidance. The Exchangeable Shares have no par value.
The following is a preliminary allocation of the Molycorp Canada purchase price (in thousands) and is based on management's preliminary estimates of the fair value of the tangible and intangible assets and liabilities of Molycorp Canada. This valuation is subject to change as the Company obtains additional information on the assets acquired and liabilities assumed during the acquisition measurement period (up to one year from the acquisition date).

June 11, 2012
Purchase consideration:
Cash consideration	$908,181
Fair value of Molycorp common stock and Exchangeable Shares issued	284,144
Total purchase consideration	$1,192,325
Estimated fair values of the assets and liabilities acquired:
Cash and cash equivalents	$317,169
Accounts receivable	101,470
Inventory	250,989
Prepaid expenses and other current assets	26,893
Property, plant and equipment	70,391
Investments	21,019
Intangibles	491,786
Goodwill	501,571
Other non-current assets	22,859
Accounts payable and accrued expenses	(138,576)
Debt - current	(255,056)
Other current liabilities	(29,939)
Deferred tax liabilities	(158,177)
Long-term debt	(281)
Other non-current liabilities	(14,032)
Non-controlling interests	(15,761)
Total purchase consideration	$1,192,325

The fair value of the accounts receivable acquired includes trade receivables of $101.5 million, which are considered to be fully collectible at September 30, 2012.
Molycorp Canada's intangible assets subject to amortization relate to: a) customer relationships of $348.1 million with a weighted average useful life of approximately fifteen years; b) rare earth quotas of $80.3 million with a useful life of approximately 11 years; c) patents of $39.8 million with a weighted average useful life of approximately two years; d) trade name of $15.8 million with a useful life of approximately ten years; and e) other of $7.8 million with a weighted average useful life of approximately twelve years.
Goodwill associated with the Molycorp Canada acquisition arose primarily because of Molycorp Canada's proven leadership in the development, processing, and distribution of technically advanced rare earth products; greater exposure to the world’s largest and fastest-growing rare earths consuming market; deferred tax liabilities and expected synergies that do not qualify for separate recognition. The goodwill is not amortized and is not deductible for tax purposes. As the purchase price allocation is not complete, the Company has not assigned the goodwill to its various reporting units.
The amounts of Molycorp Canada's sales, earnings and earnings per share included in the Company’s condensed consolidated statements of operations since the acquisition date, and the sales, earnings and earnings per share of the combined entity had the acquisition date been January 1, 2011, are as follows:

(In thousands, except per share amounts)	Sales	Net Income (Loss)	Net Income (Loss) Attributable To Molycorp	EPS Basic
Actual July 1, 2012 to September 30, 2012 (acquiree)	$162,764	$1,118	$(2,322)	$(0.02)
Actual June 11, 2012 to September 30, 2012 (acquiree)	$206,397	$1,165	$(2,955)	$(0.03)
Unaudited pro forma January 1, 2012 to September 30, 2012 (combined entity)	$729,469	$(74,229)	$(82,056)	$(0.77)
Unaudited pro forma July 1, 2011 to September 30, 2011 (combined entity)	$385,889	$108,386	$105,947	$0.94
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$860,707	$200,951	$192,300	$1.69

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if the Molycorp Canada acquisition had taken place on January 1, 2011.
The unaudited pro forma sales, earnings and earnings per share of the combined entity above are adjusted: a) to eliminate the effect of sales and costs that occurred previous to the business combination between the Company and Molycorp Canada; b) to reflect the net incremental depreciation and amortization expense as a result of the allocation of the purchase price to certain depreciable and amortizable assets with useful lives ranging from two to 30 years; c) the tax effect of unaudited pro forma adjustments using the Molycorp federal, state and international statutory tax rates based on the applicable tax jurisdictions; and d) the estimated net increase of interest expense associated with the issuance of the Company's 10% Senior Secured Notes (as defined below) as part of the acquisition. The unaudited pro forma earnings of the combined entity for the nine months ended September 30, 2012 were also adjusted to exclude $115.2 million of non-recurring direct transaction costs. The weighted average number of shares outstanding utilized in the EPS basic calculation have been adjusted to reflect the additional shares issued pursuant to the acquisition of Molycorp Canada and the related Molibdenos y Metales S.A. equity financing further discussed in Note 16.
For the three and nine months ended September 30, 2012, the Company recognized approximately $0.5 million and $62.0 million, respectively, of transaction costs related to the Molycorp Canada acquisition in the condensed consolidated statements of operations and comprehensive income as follows:

(In thousands)	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Corporate development
Legal, accounting and advisory fees	$465	$16,498
Other expenses:
Contingent forward contract loss	$—	$37,589
Interest expense:
Bridge loan fee	$—	$7,937

Molycorp Silmet and MMA
The following table summarizes the purchase prices and opening balance sheets for the acquisition of 90.023% controlling interest in Molycorp Silmet on April 1, 2011 and of MMA on April 15, 2011 (in thousands):

Effective acquisition date for financial reporting purposes:	Molycorp Silmet April 1, 2011	MMA April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of Molycorp common stock issued	72,653	—
Total purchase consideration	$81,674	$17,500
Fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property, plant and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

The fair value of the accounts receivable acquired includes trade receivables of $5.0 million for Molycorp Silmet and $4.9 million for MMA. These trade receivables were collected by December 31, 2011. Molycorp Silmet’s intangible assets subject to amortization relate primarily to customer relationships with a weighted average useful life of 15 years. Goodwill associated with the Molycorp Silmet acquisition arose primarily because of the acquired workforce. Goodwill associated with the MMA acquisition arose primarily because of the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed at amounts that do not reflect fair value. The goodwill is not amortized and is not deductible for tax purposes. The fair value of the noncontrolling interest in Molycorp Silmet as of April 1, 2011 was valued using a combination of the market approach and income approach.
The pro forma sales, earnings and earnings per share of the Company had both acquisitions occurred on January 1, 2011, are as follows:

(In thousands, except per share amounts)	Sales	Net Income	Net Income Attributable To Molycorp	EPS Basic
Unaudited pro forma January 1, 2011 to September 30, 2011 (combined entity)	$297,400	$104,170	$103,457	$1.17

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if these acquisitions had taken place on January 1, 2011.
The 2011 earnings of the combined entity were adjusted to exclude $19.6 million of intercompany sales and $1.8 million of non-recurring acquisition-related costs the Company incurred to acquire Molycorp Silmet and MMA, and to reverse $1.1 million of purchase price variance MMA capitalized during the first quarter of 2011.
Molycorp Silmet
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Silmet from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock contractually valued at $80.0 million based on the average closing price of the Company’s common stock as reported by The New York Stock Exchange for the 20 consecutive trading days immediately preceding April 1, 2011, the acquisition date.
Generally, the acquisition-date fair value of shares of common stock transferred by the acquirer is the closing price of that stock on the same date adjusted by a discount that a market participant would require as a result of any restrictions on the sale or transferability of the stock. The fair value of common stock of $72.7 million disclosed in the table above is based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount of 23% that a market participant would require given that issuance of the shares of common stock Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act of 1933 (the "Securities Act") and such shares were subject to certain lock-up provisions, which limited AS Silmet Grupp’s ability to sell these shares. AS Silmet Grupp retained a 9.977% ownership interest in Molycorp Silmet on the acquisition date; Molycorp acquired the other 10.023% from Treibacher Industrie AG for $9.0 million in cash also on April 1, 2011.
On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Silmet for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest at October 24, 2011.
The Molycorp Silmet acquisition provided Molycorp with a European base of operations and increased the Company’s yearly REO production capacity by approximately 3,000 mt. Molycorp Silmet sources a portion of rare earth feed stocks for production of its products primarily from the Molycorp Mountain Pass facility. The main focus of Molycorp Silmet is on the production of REO and metals, including didymium metal, a critical component in the manufacture of NdFeB permanent rare earth magnets. Molycorp Silmet’s manufacturing operation is located in Sillamäe, Estonia.
MMA
On April 15, 2011, Molycorp completed the acquisition from Santoku Corporation (“Santoku”) of all the issued and outstanding shares of capital stock of Santoku America, Inc., which is now known as MMA, an Arizona-based corporation, in an all-cash transaction for $17.5 million. The acquisition provided Molycorp with access to certain intellectual properties relative to the development, processing and manufacturing of neodymium and samarium magnet alloy products. As part of the stock purchase agreement, Santoku will provide consulting services to Molycorp for the purpose of maintaining and enhancing the quality of MMA’s products. Molycorp and Santoku also entered into five-year marketing and distribution agreements for the sale and distribution of neodymium and samarium magnet alloy products produced by each party. Additionally, the parties entered into a rare earth products purchase and supply agreement through which MMA will supply Santoku with certain rare earth alloys for a two-year period at prices equal to the feedstock cost plus the applicable product premium as such terms are defined in the agreement.
Acquisitions
The following table summarizes the purchase prices and opening balance sheets for the acquisition the 90.023% controlling interest in Molycorp Sillamäe on April 1, 2011 and of Molycorp Tolleson on April 15, 2011 (in thousands):

Effective acquisition date for financial reporting purposes:	Molycorp Sillamäe April 1, 2011	Molycorp Tolleson April 15, 2011
Purchase consideration:
Cash consideration	$9,021	$17,500
Fair value of common stock	72,653	—
Total purchase consideration	$81,674	$17,500
The fair values of the assets and liabilities acquired:
Cash	$105	$6,395
Accounts receivable and other current assets	8,626	5,474
Inventory	37,404	11,327
Property and equipment, net	63,393	4,512
Intangible assets subject to amortization	2,669	—
Goodwill	1,455	1,977
Liabilities	(19,974)	(8,989)
Deferred tax liabilities	—	(3,196)
Long-term debt	(3,184)	—
Noncontrolling interest	(8,820)	—
Total purchase consideration	$81,674	$17,500

The purchase price allocations above are based on preliminary assumptions and valuations for each acquisition. These valuations are subject to change as the Company obtains additional information on the assets acquired and liabilities assumed during each acquisition measurement period (up to one year from the acquisition date).
The fair value of the accounts receivable acquired includes trade receivables of $5.0 million for Molycorp Sillamäe and $4.9 million for Molycorp Tolleson. These trade receivables have been collected as of December 31, 2011. Molycorp Sillamäe’s intangible assets subject to amortization relate primarily to customer relationships with a weighted average useful life of 15 years. Goodwill associated with the Molycorp Sillamäe acquisition arose primarily because of the acquired workforce. Goodwill associated with the Molycorp Tolleson acquisition arose primarily because of the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed at amounts that do not reflect fair value. The goodwill is not amortized and is not deductible for tax purposes. The fair value of the noncontrolling interest in Molycorp Sillamäe as of April 1, 2011 was valued using a combination of the market approach and income approach.
The amounts of Molycorp Sillamäe’s and Molycorp Tolleson’s revenue, earnings and earnings per share included in the Company’s consolidated statements of operations since the acquisition date, net of intercompany transactions, and the revenue, earnings and earnings per share of the combined entity had the acquisition date been January 1, 2011, and January 1, 2010, are as follows:

(In thousands, except per share amounts)	Revenue	Net Income (loss)	Net Income (loss) Attributable To Molycorp	EPS Basic
Actual April 1, 2011 to December 31, 2011 (Molycorp Sillamäe)	$86,496	$13,571	$12,763	$0.15
Actual April 1, 2011 to December 31, 2011 (Molycorp Tolleson)	$56,772	$7,877	$7,877	$0.09
Unaudited pro forma January 1, 2011 to December 31, 2011 (combined entity)	$430,305	$105,397	$104,590	$1.13
Unaudited pro forma January 1, 2010 to December 31, 2010 (combined entity)	$85,549	$(30,920)	$(31,329)	$(0.50)

The unaudited pro forma amounts are not necessarily indicative of the operating results that would have occurred if these acquisitions had taken place on January 1, 2011 and January 1, 2010, respectively.
The actual 2011 revenue of Molycorp Sillamäe excludes $13.9 million of intercompany sales and $8.4 million of intercompany earnings. The actual 2011 earnings of Molycorp Tolleson exclude $5.6 million of intercompany costs. The unaudited pro forma 2011 earnings of the combined entity were adjusted to exclude $69.1 million of intercompany sales, $28.0 million of intercompany earnings, $2.1 million of non-recurring acquisition related costs the Company incurred to acquire Molycorp Sillamäe and Molycorp Tolleson, and to reverse $1.1 million of purchase price variance Molycorp Tolleson capitalized during the first quarter of 2011. The unaudited pro forma 2010 earnings of the combined entity were adjusted to reverse $2.9 million of purchase price variance Molycorp Tolleson capitalized in 2010. These pro forma adjustments are based on currently available information and certain assumptions that management believes are reasonable.
Molycorp Sillamäe
On April 1, 2011, Molycorp acquired 80% of the outstanding shares of Molycorp Sillamäe from AS Silmet Grupp in exchange for 1,593,419 shares of Molycorp common stock contractually valued at $80 million based on the average closing price of the Company’s common stock as reported by The New York Stock Exchange for the 20 consecutive trading days immediately preceding April 1, 2011, the acquisition date.
Generally, the acquisition-date fair value of shares of common stock transferred by the acquirer is the closing price of that stock on the same date adjusted by a discount that a market participant would require as a result of any restrictions on the sale or transferability of the stock. The fair value of common stock of $72.7 million disclosed in the table above is based on the closing price of the Company’s common stock on the acquisition date, net of an estimated discount of 23% that a market participant would require given that issuance of the shares of common stock Molycorp transferred in consideration to AS Silmet Grupp was not registered under the Securities Act and such shares were subject to certain lock up provisions, which limited AS Silmet Grupp’s ability to sell these shares. AS Silmet Grupp retained a 9.977% ownership interest in Molycorp Sillamäe on the acquisition date; Molycorp acquired the other 10.023% from Treibacher Industrie AG for $9.0 million in cash.
On October 24, 2011, the Company acquired the remaining 9.977% ownership interest in Molycorp Sillamäe for $10.0 million in cash, which resulted in an adjustment to Additional Paid-In Capital of $0.4 million for the difference between the consideration paid and the carrying value of the noncontrolling interest as of October 24, 2011. The following schedule shows the effect of this transaction with the noncontrolling interest on the equity attributable to the Company (in thousands):

Net income attributable to Molycorp, Inc.	$117,526
Decrease in equity for purchase of Molycorp Sillamäe’s minority shares	(10,000)
Change from net income attributable to Molycorp, Inc. and transfer to the noncontrolling interest	$107,526

The Molycorp Sillamäe acquisition provides Molycorp with a European base of operations and significantly increases the Company’s yearly REO production capacity by approximately 3,000 mt. Molycorp Sillamäe sources a portion of rare earth feed stocks for production of its products primarily from the Molycorp Mountain Pass facility. The main focus of this newly acquired business is on the production of rare earth oxides and metals, including didymium metal, a critical component in the manufacture of neodymium-iron-boron permanent rare earth magnets. Molycorp Sillamäe’s manufacturing operation is located in Sillamäe, Estonia. In connection with the acquisition of Molycorp Sillamäe, the Company incurred $1.5 million of acquisition-related costs, which are included in selling, general and administrative expenses for the year ended December 31, 2011.
Molycorp Tolleson
On April 15, 2011, Molycorp completed the acquisition from Santoku Corporation (“Santoku”) of all the issued and outstanding shares of capital stock of Santoku America, Inc., which is now known as Molycorp Tolleson, an Arizona based corporation, in an all-cash transaction for $17.5 million. The acquisition provides Molycorp with access to certain intellectual properties relative to the development, processing and manufacturing of neodymium and samarium magnet alloy products. As part of the stock purchase agreement, Santoku will provide consulting services to Molycorp for the purpose of maintaining and enhancing the quality of Molycorp Tolleson’s products. On the same date, Molycorp and Santoku entered into five-year marketing and distribution agreements for the sale and distribution of neodymium and samarium magnet alloy products produced by each party. Additionally, the parties entered into a rare earth products purchase and supply agreement through which Molycorp Tolleson will supply Santoku with certain rare earth alloys for a two-year period at prices equal to the feedstock cost plus the applicable product premium as such terms are defined in the agreement. In connection with the acquisition, the Company incurred $0.6 million of acquisition related costs, which are included in selling, general and administrative expenses for the year ended December 31, 2011.